Principal changes in the scope of consolidation in 2023 - Summary of Provisional Purchase Price Allocation (Details) - QRIB Intermediate Holding € in Millions	Sep. 29, 2023 EUR (€)
Disclosure of detailed information about business combination [line items]
Other intangible assets	€ 774
Other current and non-current assets and liabilities	90
Cash and cash equivalents	8
Deferred taxes, net	(5)
Net assets	867
Goodwill	475
Purchase price	€ 1,342